KEY MANAGEMENT COMPENSATION	12 Months Ended
Dec. 31, 2025
Key Management Compensation [Abstract]
KEY MANAGEMENT COMPENSATION [Text Block]

12. KEY MANAGEMENT COMPENSATION

The Company's key management includes its directors and officers.  The remuneration of key management was as follows:

For the year ended December 31,	2025	2024
	$	$
Salaries and director fees	2,242,570	4,134,306
Share-based payments	2,355,370	2,310,875

KEY MANAGEMENT COMPENSATION	4,597,940	6,445,181

Share-based payments represent the fair value on grant date of stock options, RSUs and DSUs previously granted to directors and officers during the periods presented above. Salaries and share-based payments for certain officers are capitalized to the exploration and evaluation asset and the balance is recognized in the statement of loss and comprehensive loss.

During the year ended December 31, 2025, the Company recorded a bonus accrual of $774,249 (2024 - $545,144), which is recorded in salaries and director fees above.

During the year ended December 31, 2025, the Company paid fees of $33,369 to a company controlled by a director of the Company for consulting services related to permitting activities for the Casino Project. There were no such fees incurred during the year ended December 31, 2024

All related party transactions are disclosed in the above Key Management Compensation section. There were no additional related party transactions.